INCOME TAXES	12 Months Ended
Jul. 31, 2015
INCOME TAXES [Text Block]

NOTE 11 - INCOME TAXES

United States

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 34% of significant items comprising the net deferred tax amount is at July 31, 2015 and 2014 as follows:

	2015	2014
Deferred tax assets:
Net operating losses	$78,278	$170,552

Total deferred tax assets	78,278	170,552
Less: valuation allowance	(78,278)	(170,552)

Deferred tax assets, net	$-	$-

As of July 31, 2015, for U.S. federal income tax reporting purposes, the Company has approximately $731,852 of unused net operating losses (“NOLs”) available for carry forward to future years. The benefit from the carry forward of such NOLs will begin expiring during the year ended July 31, 2029. Because United States tax laws limit the time during which NOL carry forwards may be applied against future taxable income, the Company may be unable to take full advantage of its NOLs for federal income tax purposes should the Company generate taxable income. Further, the benefit from utilization of NOL carry forwards could be subject to limitations due to material ownership changes that could occur in the Company as it continues to raise additional capital. Based on such limitations, the Company has significant NOLs for which realization of tax benefits is uncertain.

Hong Kong

The Company’s subsidiaries established in HKSAR are subject to Hong Kong Profits Tax. However, these subsidiaries did not earn any income derived in Hong Kong from its date of incorporation to July 31, 2015, and therefore were not subject to Hong Kong Profits Tax.

PRC

The Company’s subsidiaries established in PRC are subject to income tax rate of 25%.

1)	Luck Sky Shenzhen

As of July 31, 2015 and 2014, Luck Sky Shenzhen had $963,727 in net operating profit and $6,283 in net operating loss. $239,383 income tax expenses accrued in 2015 accordingly.

2)	Sanhe

As of July 31, 2015, Sanhe had $849,964 in net operating profit. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount is at July 31, 2015 and 2014 as follows:

	2015	2014
Deferred tax assets:
Net operating losses	$-	$111,844

Total deferred tax assets	-	111,844
Less: valuation allowance	-	-

Deferred tax assets, net	$-	$111,844

Deferred tax liabilities:
Timing differences of revenue recognition	$83,101	$-

Total deferred tax liabilities	83,101	-

Significant components of income tax expense for the years ended July 31, 2015 and 2014 are as follows

	For the year	For the year
	ended	ended
	July 31, 2015	July 31, 2014
Current tax expense	$833,452	$-
Deferred tax expense	83,388	-
Benefits of operating loss carryforwards	-	(113,932)
Tax expense (benefit)	$916,840	$(113,932)

Reconciliation of Effective Income Tax Rate

	For the year		For the year
	ended		ended
	July 31, 2015		July 31, 2014
Statutory U.S. tax rate	34.00%		34.00%
PRC Statutory Tax Rate	25.00%		25.00%
HK Statutory Tax Rate	15.00%		15.00%
Less: Valuation Allowance	( 45.44%	)	( 59.67%	)
Nondeductible/nontaxable items	29.40%		-
Tax expense (benefit)	57.96%		14.33%

Reconciliation of Effective Income Tax Expense

	For the year	For the year
	ended	ended
	July 31, 2015	July 31, 2014
Statutory U.S. tax rate	$(78,278)	$(170,552)
PRC Statutory Tax Rate	451,874	(113,932)
HK Statutory Tax Rate	(252)	(675)
Less: Valuation Allowance	464,966	171,227

Nondeductible/nontaxable items	78,530	-
Tax expense (benefit)	$916,840	$(113,932)